SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of option activity under the Company's stock option plans to its employees as of December 31, 2019, and changes during the year ended December 31, 2019, are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	128,334	$2.34	8.01	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	11,667	$4.14	-	$-

Outstanding at December 31, 2019	116,667	$2.16	7.76	$-

Exercisable at December 31, 2019	58,334	$2.16	3.88	$-

Schedule of Stock-based Compensation Expenses
The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2019, 2018 and 2017, was comprised as follows

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$-	$-	$4
Research and development	-	1	5
Selling and marketing	-	-	5
General and administrative	47	89	(13)

	$47	$90	$1

Schedule of Options and Warrants
Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

April 1, 2015	consultant	26,667	-	2.64	April 2020